Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	61,279,976	(12,453,848)	48,826,128
- Depreciation for the year	-	(4,178,886)	(4,178,886)
- Vessel acquisitions	71,214,470	-	71,214,470
- Capitalized expenses	368,621	-	368,621
Balance, December 31, 2019	132,863,067	(16,632,734)	116,230,333
- Depreciation for the year	-	(6,605,976)	(6,605,976)
- Sale of vessels	(17,655,916)	5,365,717	(12,290,199)
- Contingent consideration for vessel acquisitions (Note 18)	548,612	-	548,612
- Capitalized expenses	575,677	-	575,677
Balance, December 31, 2020	116,331,440	(17,872,993)	98,458,447

Capitalized expenses for the year ended
December 31, 2020
mainly refer to smart bunkers monitoring systems (“Flow meters”) installed on all of the Company's vessels. Capitalized expenses for the year ended
December 31, 2019
refer to the installation of Water Ballast Treatment (“WBT”) systems. As of
December 31, 2019,
only
one
vessel has completed the installation of the WBT system with a total cost of
$0.4
million.

Sale of vessels

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel's age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On
June 25, 2018
the Company sold M/V “Monica P”. The sale resulted in a gain of
$1.4
million for the year ended
December 31, 2018,
which is presented in the “Net gain on sale of vessels” line in the "Operating Expenses" section of the consolidated statements of operations.

In
January 2020,
M/V “EM Oinousses”, experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The Company agreed with the Hull & Machinery (“H&M”) underwriters to sell the vessel for scrap as is without effecting permanent repairs (see Note
19
). As of
June 30, 2020
M/V “EM Oinousses” was classified as vessel held for sale and was written down to its fair market value less costs to sell amounting to
$3.7
million, resulting in a non-cash loss of
$0.1
million compared to its net book value of
$3.8
million. This amount is presented in the "Loss on write-down of vessel held for sale" line in the "Operating Expenses" section of the consolidated statements of operations. On
July 6, 2020
the Company agreed to sell for scrap M/V “EM Oinousses”, for a net price of
$3.6
million. The vessel was delivered to its buyers on
July 17, 2020.
The Company recorded a loss on sale of approximately
$0.1
million presented in the “Net gain on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations.

Following a strategy of disposing of older vessels the Company entered into the following vessel sale agreements:

In
February 2020,
the Company entered into an agreement to sell for scrap M/V “Manolis P”. The vessel reached her destination port on
April 7, 2020,
but the sale was
not
completed due to complications during its delivery to the buyers related to COVID-
19
restrictions and port lockdowns in the territory of arrival (Alang, India). A dispute with the buyers is in arbitration. The advance received from the buyers amounting to
$1,133,817
was transferred from the Company's bank account to an escrow account following this dispute.

On
June 19, 2020
the Company agreed to sell for scrap M/V “Manolis P.”, for a net price of
$2.0
million. The vessel was delivered to its buyers on
July 2, 2020.
The Company recorded a gain on sale of approximately
$0.3
million presented in the “Net gain on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations.

On
July 13, 2020
the Company agreed to sell for scrap M/V “Kuo Hsiung”, for a net price of
$1.9
million. The vessel was delivered to its buyers on
July 30, 2020.
The Company recorded a gain on sale of approximately
$0.3
million, presented in the “Net gain on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations.

On
September 17, 2020
the Company agreed to sell for scrap M/V “Ninos”, for a net price of
$2.3
million. The vessel was delivered to its buyers on
September 30, 2020.
The Company recorded a gain on sale of approximately
$0.8
million presented in the “Net gain on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations.

On
October 29, 2020
the Company agreed to sell for further trading M/V “EM Athens”, for a net price of
$4.9
million, in line with the Company's strategy to dispose older vessels, combined with the increased drydocking expenses required.

On
October 29, 2020
the Company agreed to sell for further trading M/V “EM Athens”, for a net price of
$4.9
million”, in line with the Company's strategy to dispose older vessels, combined with increased drydocking expenses required. The vessel was delivered to its buyers on
November 9, 2020.
The Company recorded a gain on sale of approximately
$1.2
million presented in the “Net gain on sale of vessels” line in the “Operating Expenses” section of the consolidated statement of operations.

Vessels acquired / delivered

On
August 2, 2019
the Company acquired the feeder containership (
1,740
teu,
2005
-built) M/V “EM Hydra” and its attached time charter for a purchase price of
$6.73
million.

On
August 2, 2019
the Company acquired the feeder containership (
2,008
teu,
1998
-built) M/V “Diamantis P” for a purchase price of
$5.22
million.

On
August 7, 2019
the Company acquired the feeder containership (
3,100
teu,
2007
-built) M/V “EM Kea” and its attached time charter for a purchase price of
$9.48
million.

On
August 7, 2019
the Company acquired the feeder containership (
1,740
teu,
2007
-built) M/V “EM Spetses” and its attached time charter for a purchase price of
$7.57
million.

On
November 19, 2019
the Company acquired the intermediate containership (
4,253
teu,
2008
-built) M/V “Synergy Antwerp” for a purchase price of
$10.11
million.

On
November 18, 2019
the Company acquired the intermediate containership (
4,253
teu,
2009
-built) M/V “Synergy Keelung” and its attached time charter for a purchase price of
$11.44
million.

On
November 19, 2019
the Company acquired the intermediate containership (
4,253
teu,
2009
-built) M/V “Synergy Oakland” and its attached time charter for a purchase price of
$10.50
million.

On
November 21, 2019
the Company acquired the intermediate containership (
4,253
teu,
2009
-built) M/V “Synergy Busan” and its attached time charter for a purchase price of
$10.17
million.

Impairment analysis

The Company performed the undiscounted cash flow test as of
December 31, 2019
and
2020
for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable.

As of
December 31, 2020,
all vessels are used as collateral under the Company's loan agreements (refer Note
8
).